Employee Benefit Plans (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 01, 2015	Feb. 23, 2014	Nov. 30, 2014		Nov. 24, 2013		Nov. 25, 2012
Net periodic benefit cost (income):
Curtailment loss (gain)			$ 0		$ (564)		$ (2,391)
Changes in accumulated other comprehensive loss:
Total recognized in accumulated other comprehensive loss	(4,099)	(2,302)	34,682		(104,189)		75,277
Pension plans, defined benefit [Member]
Net periodic benefit cost (income):
Service cost	2,128	2,159	8,397		8,707		8,952
Interest cost	11,840	13,761	54,958		51,984		57,635
Expected return on plan assets	(12,717)	(13,843)	(55,521)		(56,183)		(52,029)
Amortization of prior service (benefit) cost	(16)	(17)	(53)	[1]	(80)	[1]	(78)	[1]
Amortization of actuarial loss	3,160	2,696	10,932		16,311		12,612
Curtailment loss (gain)	335	232	2,614		(564)		(2,391)
Special termination benefit			35		98		159
Net settlement loss	0	60	30,558		517		383
Net periodic benefit cost (income)	4,730	5,048	51,920		20,790		25,243
Changes in accumulated other comprehensive loss:
Actuarial loss (gain)			92,544		(134,378)
Amortization of prior service benefit	16	17	53	[1]	80	[1]
Amortization of actuarial loss	(3,160)	(2,696)	(10,932)		(16,311)
Curtailment gain (loss)	(335)	0	113		498
Net settlement loss	0	(25)	(30,712)		(178)
Total recognized in accumulated other comprehensive loss	(3,479)	(2,704)	51,066		(150,289)
Total recognized in net periodic benefit cost (income) and accumulated other comprehensive loss	1,251	2,344	102,986		(129,499)
Other postretirement benefit plans, defined benefit [Member]
Net periodic benefit cost (income):
Service cost	63	68	255		376		397
Interest cost	1,147	1,338	5,199		4,957		6,634
Expected return on plan assets	0	0	0		0		0
Amortization of prior service (benefit) cost	0	(1)	(5)	[1]	(488)	[1]	(16,356)	[1]
Amortization of actuarial loss	1,128	989	4,201		6,765		5,157
Curtailment loss (gain)	0	700	733		0		0
Special termination benefit			0		0		0
Net settlement loss	0	0	0		0		0
Net periodic benefit cost (income)	2,338	3,094	10,383		11,610		(4,168)
Changes in accumulated other comprehensive loss:
Actuarial loss (gain)			6,453		(10,626)
Amortization of prior service benefit	0	1	5	[1]	488	[1]
Amortization of actuarial loss	(1,128)	(989)	(4,201)		(6,765)
Curtailment gain (loss)	0	0	0		0
Net settlement loss	0	0	0		0
Total recognized in accumulated other comprehensive loss	(1,128)	(988)	2,257		(16,903)
Total recognized in net periodic benefit cost (income) and accumulated other comprehensive loss	$ 1,210	$ 2,106	$ 12,640		$ (5,293)

[1]	Postretirement benefits amortization of prior service benefit recognized during 2012 relates primarily to the favorable impact of the February 2004 and August 2003 plan amendments, which concluded amortization in 2012.